Consolidated statement of cash flows (Parenthetical) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries	[1]	£ 21	£ 953
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[2]	0	8,616
Cash and cash equivalents classified as part of disposal group held for sale		£ 1,800	83
France retail banking business
Disclosure of detailed information about business combination [line items]
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures			8,600
HSBC Private Bank (Suisse) SA ('PBRS')
Disclosure of detailed information about business combination [line items]
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries			£ 941

[1]	Includes £941m of net cash outflow on acquisition of PBRS in February 2024.
[2]	Includes £8.6b of net cash outflow on sale of our retail banking operations in France in January 2024.